Guggenheim China Small Cap ETF

CLAYMORE EXCHANGE-TRADED FUND TRUST 2

Guggenheim China Small Cap ETF

Supplement to the currently effective Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) for the above listed Fund:

The “Non-Diversified Fund Risk” section in the Summary Prospectus and Prospectus is hereby deleted.

Claymore Exchange-Traded Fund Trust 2

2455 Corporate West Drive

Lisle, Illinois 60532

Please Retain This Supplement for Future Reference